Non-controlling Interest - Summarized Statement of Cash Flow (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Minority Interest [Line Items]
Cash flow used in operating activities				$ (20,669,892)	$ (43,820,603)	$ (54,346,127)	$ (56,645,458)
Cash flow used in investment activities				2,690,035	(1,424,641)	(2,327,224)	(10,121,502)
Cash flow from (used in) financing activities				12,895,705	(978,699)	5,952,288	115,000,959
Foreign exchange loss on cash and cash equivalents held in foreign currencies				(238,166)	(454,341)	(389,485)	(185,672)
Net increase (decrease) in cash and cash equivalents				(5,322,318)	(46,678,284)	(51,110,548)	$ 48,048,327
Sprout
Minority Interest [Line Items]
Cash flow used in operating activities	$ (2,225,032)	$ (1,873,210)	$ (531,533)	(5,798,310)	(8,605,043)	(10,214,243)
Cash flow used in investment activities			(55,519)		(56,765)	(122,136)
Cash flow from (used in) financing activities	(26,286)	1,999,408	859,130	5,249,408	8,831,765	11,280,528
Net increase (decrease) in cash and cash equivalents	$ (2,251,318)	$ 126,198	$ 272,078	$ (548,902)	$ 169,957	$ 944,149